PGIM High Yield Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	96 Months Ended		120 Months Ended
		Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	1.74%	[2]	2.01%
Bloomberg US Corporate High Yield 1% Issuer Capped Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.62%	4.51%	5.07%	[2]	6.46%
A
Prospectus [Line Items]
Average Annual Return, Percent			5.22%	3.53%			5.84%
C
Prospectus [Line Items]
Average Annual Return, Percent			6.96%	3.46%			5.44%
R
Prospectus [Line Items]
Average Annual Return, Percent			8.42%	3.94%			5.89%
Z
Prospectus [Line Items]
Average Annual Return, Percent			9.00%	4.47%			6.46%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.99%	1.58%			3.58%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.30%	2.11%			3.69%
R2
Prospectus [Line Items]
Average Annual Return, Percent			8.79%	4.09%	4.86%
Performance Inception Date		Dec. 27, 2017
R4
Prospectus [Line Items]
Average Annual Return, Percent			8.84%	4.31%	5.10%
Performance Inception Date		Dec. 27, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent			9.14%	4.60%			6.59%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and R4 shares.